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                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                                DATED MAY 1, 2003

GREAT COMPANIES - AMERICA(SM) TRUST

For contracts issued on or after March 1, 2004, purchase payments and transfers may not be allocated to the Great Companies- America Trust.

                       SUPPLEMENT DATED FEBRUARY 27, 2004